As filed with the Securities and Exchange Commission on April 18, 2005

                                       Securities Act Registration No. 333-22467
                                       Investment Company Act File No. 811-08073

                       ----------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 9

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 10

                        State Farm Variable Product Trust
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

      Three State Farm Plaza, Bloomington, Illinois                   61791-0001
      ---------------------------------------------                   ----------
      (Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code                (888) 702-2307

                                              Alan Goldberg
                                              Bell Boyd & Lloyd LLC
Michael L. Tipsord                            Three First National Plaza
One State Farm Plaza                          70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001              Chicago, Illinois 60602

                   -------------------------------------------
                   (Names and addresses of agents for service)

                 ----------------------------------------------
                 Amending Parts A, B and C, and filing exhibits
                 ----------------------------------------------

            It is proposed that this filing will become effective:

                  [ ] Immediately upon pursuant to rule 485(b)
                  [X] on May 1, 2005 pursuant to rule 485(b)
                  [ ] 60 days after filing pursuant to rule 485(a)(1)
                  [ ] on _____________ pursuant to rule 485(a)(1)
                  [ ] 75 days after filing pursuant to rule 485(a)(2)
                  [ ] on _____________ pursuant to rule 485(a)(2)

            ---------------------------------------------------------

EXPLANATORY NOTE

     This Post-Effective Amendment No. 9 under the Securities Act of 1933 (the "1933 Act") to the Registration Statement of State Farm Variable Product Trust hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 8 under the 1933 Act which was filed on February 18, 2005. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 8 until May 1, 2005.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Variable Product Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington, and state of Illinois on the 18th day of April 2005.


                                           STATE FARM VARIABLE PRODUCT TRUST

                                           By: /s/ Edward B. Rust, Jr.
                                               --------------------------------
                                               Edward B. Rust, Jr.
                                               President

     Pursuant to the Securities Act of 1933, this post-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                           Title                              Date
     ---------                           -----                              ----
Edward B. Rust, Jr.         Trustee and President                      April 18, 2005

*Michael L. Tipsord         Trustee, Senior Vice President and         April 18, 2005
                            Treasurer

*Thomas M. Mengler          Trustee                                    April 18, 2005

*James A. Shirk             Trustee                                    April 18, 2005

*Donald A. Altorfer         Trustee                                    April 18, 2005

*Victor J. Boschini         Trustee                                    April 18, 2005

*David L. Vance             Trustee                                    April 18, 2005

                                                      By: /s/ David Moore
                                                          ---------------------
                                                              David Moore
                                                              Attorney-In-Fact
                                                              April 18, 2005

     *Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number six on Form N-1A, No. 333-22467 filed April 30, 2003.